Short-Term Bank Loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-Term Bank Loans [Abstract]
Secured bank borrowings	$ 1,606,930	$ 1,513,623
Carrying amount repayable within 1 year	$ 1,606,930	$ 1,513,623